RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these condensed consolidated financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Amounts owed to related parties	131	1,291
	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Amounts owed from related parties	242	-